Schedule of Investments (unaudited)
December 31, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	3,625	$ 1,286,404
Hexcel Corp.	7,737	485,110
Woodward, Inc.	5,698	948,261
		2,719,775
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	11,412	496,422
Automobile Components — 0.9%
Autoliv, Inc.	6,920	649,027
Gentex Corp.	21,722	624,073
Goodyear Tire & Rubber Co. (The)(a)(b)	27,861	250,749
Lear Corp.	5,190	491,493
Visteon Corp.(a)	2,706	240,076
		2,255,418
Automobiles — 0.3%
Harley-Davidson, Inc.	10,945	329,773
Thor Industries, Inc.	5,072	485,441
		815,214
Banks — 7.1%
Associated Banc-Corp	15,628	373,509
Bank OZK	10,244	456,165
Cadence Bank	13,810	475,755
Columbia Banking System, Inc.	20,424	551,652
Commerce Bancshares, Inc.	11,702	729,152
Cullen/Frost Bankers, Inc.	6,125	822,281
East West Bancorp, Inc.	13,240	1,267,862
First Financial Bankshares, Inc.	12,284	442,838
First Horizon Corp.	50,634	1,019,769
Flagstar Financial, Inc.	29,162	272,082
FNB Corp.	34,344	507,604
Glacier Bancorp, Inc.	10,831	543,933
Hancock Whitney Corp.	8,394	459,320
Home BancShares, Inc.	17,659	499,750
International Bancshares Corp.	5,213	329,253
Old National Bancorp	30,465	661,243
Pinnacle Financial Partners, Inc.	7,310	836,191
Prosperity Bancshares, Inc.	9,099	685,610
SouthState Corp.	7,287	724,911
Synovus Financial Corp.	13,531	693,193
Texas Capital Bancshares, Inc.(a)	4,510	352,682
UMB Financial Corp.	4,241	478,639
United Bankshares, Inc.	12,782	479,964
Valley National Bancorp	45,569	412,855
Webster Financial Corp.	16,372	904,062
Western Alliance Bancorp	10,417	870,236
Wintrust Financial Corp.	6,351	792,033
Zions Bancorp N.A.	14,109	765,413
		17,407,957
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A, NVS(a)	822	246,584
Celsius Holdings, Inc.(a)(b)	15,215	400,763
Coca-Cola Consolidated, Inc.	563	709,374
		1,356,721
Biotechnology — 3.2%
Arrowhead Pharmaceuticals, Inc.(a)	12,140	228,232
BioMarin Pharmaceutical, Inc.(a)	18,202	1,196,417
Cytokinetics, Inc.(a)	11,422	537,291
Exelixis, Inc.(a)	27,276	908,291
Halozyme Therapeutics, Inc.(a)	12,152	580,987
Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	9,670	$ 1,319,955
Roivant Sciences Ltd.(a)	41,021	485,278
Sarepta Therapeutics, Inc.(a)	9,123	1,109,266
United Therapeutics Corp.(a)	4,264	1,504,510
		7,870,227
Broadline Retail — 0.5%
Macy’s, Inc.	26,976	456,703
Nordstrom, Inc.	9,420	227,493
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,860	643,018
		1,327,214
Building Products — 3.0%
AAON, Inc.	6,444	758,330
Advanced Drainage Systems, Inc.	6,739	779,028
Carlisle Cos., Inc.	4,318	1,592,651
Fortune Brands Innovations, Inc.	11,865	810,736
Owens Corning	8,193	1,395,432
Simpson Manufacturing Co., Inc.	4,027	667,797
Trex Co., Inc.(a)(b)	10,234	706,453
UFP Industries, Inc.	5,800	653,370
		7,363,797
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	2,911	538,302
Evercore, Inc., Class A	3,382	937,457
Federated Hermes, Inc., Class B	7,442	305,941
Hamilton Lane, Inc., Class A	3,955	585,538
Houlihan Lokey, Inc., Class A	5,118	888,792
Interactive Brokers Group, Inc., Class A	10,399	1,837,191
Janus Henderson Group PLC	12,149	516,697
Jefferies Financial Group, Inc.	15,505	1,215,592
SEI Investments Co.	9,357	771,765
Stifel Financial Corp.	9,776	1,037,038
		8,634,313
Chemicals — 2.0%
Arcadium Lithium PLC(a)	102,734	527,025
Ashland, Inc.	4,756	339,864
Avient Corp.	8,726	356,544
Axalta Coating Systems Ltd.(a)	20,828	712,734
Cabot Corp.	5,322	485,952
NewMarket Corp.	733	387,281
RPM International, Inc.	12,292	1,512,654
Scotts Miracle-Gro Co. (The)	4,158	275,842
Westlake Corp.	3,196	366,421
		4,964,317
Commercial Services & Supplies — 1.9%
Brink’s Co. (The)	4,168	386,665
Clean Harbors, Inc.(a)	4,839	1,113,648
MSA Safety, Inc.	3,755	622,466
RB Global, Inc.	17,613	1,588,869
Tetra Tech, Inc.	25,570	1,018,709
		4,730,357
Communications Equipment — 0.7%
Ciena Corp.(a)	13,794	1,169,869
Lumentum Holdings, Inc.(a)	6,616	555,413
		1,725,282
Construction & Engineering — 2.5%
AECOM	12,805	1,367,830
Comfort Systems U.S.A., Inc.	3,389	1,437,139
EMCOR Group, Inc.	4,393	1,993,983

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(a)	5,880	$ 800,503
Valmont Industries, Inc.	1,913	586,660
		6,186,115
Construction Materials — 0.5%
Eagle Materials, Inc.	3,204	790,619
Knife River Corp.(a)	5,407	549,568
		1,340,187
Consumer Finance — 0.6%
Ally Financial, Inc.	25,972	935,252
SLM Corp.	20,280	559,322
		1,494,574
Consumer Staples Distribution & Retail — 2.1%
BJ’s Wholesale Club Holdings, Inc.(a)	12,663	1,131,439
Casey’s General Stores, Inc.	3,545	1,404,635
Sprouts Farmers Market, Inc.(a)	9,550	1,213,518
U.S. Foods Holding Corp.(a)	22,249	1,500,918
		5,250,510
Containers & Packaging — 1.8%
AptarGroup, Inc.	6,356	998,528
Berry Global Group, Inc.	10,946	707,878
Crown Holdings, Inc.	11,289	933,487
Graphic Packaging Holding Co.	28,667	778,596
Greif, Inc., Class A, NVS	2,559	156,406
Silgan Holdings, Inc.	7,752	403,492
Sonoco Products Co.	9,538	465,931
		4,444,318
Diversified Consumer Services — 1.5%
Duolingo, Inc., Class A(a)	3,634	1,178,252
Graham Holdings Co., Class B	322	280,758
Grand Canyon Education, Inc.(a)	2,745	449,631
H&R Block, Inc.	13,089	691,623
Service Corp. International	13,814	1,102,633
		3,702,897
Diversified REITs — 0.5%
WP Carey, Inc.	20,902	1,138,741
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)	21,167	734,495
Iridium Communications, Inc.	10,874	315,563
		1,050,058
Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,919	852,728
EnerSys	3,803	351,511
nVent Electric PLC	15,741	1,072,907
Regal Rexnord Corp.	6,326	981,352
Sensata Technologies Holding PLC	14,285	391,409
		3,649,907
Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.(a)	5,023	568,202
Avnet, Inc.	8,303	434,413
Belden, Inc.	3,853	433,886
Cognex Corp.	16,382	587,459
Coherent Corp.(a)	14,772	1,399,352
Crane NXT Co.	4,792	278,990
Fabrinet(a)	3,464	761,664
IPG Photonics Corp.(a)	2,561	186,236
Littelfuse, Inc.	2,370	558,490
Novanta, Inc.(a)	3,431	524,154
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	7,233	$ 848,286
Vontier Corp.	14,346	523,199
		7,104,331
Energy Equipment & Services — 0.7%
ChampionX Corp.	18,493	502,825
NOV, Inc.	37,162	542,565
Valaris Ltd.(a)	6,249	276,456
Weatherford International PLC	6,939	497,040
		1,818,886
Entertainment — 0.2%
Warner Music Group Corp., Class A	13,746	426,126
Financial Services — 1.7%
Equitable Holdings, Inc.	24,692	1,164,722
Essent Group Ltd.	10,365	564,270
Euronet Worldwide, Inc.(a)	3,944	405,601
MGIC Investment Corp.	24,199	573,758
Voya Financial, Inc.	9,190	632,548
Western Union Co. (The)	22,636	239,942
WEX, Inc.(a)	3,800	666,216
		4,247,057
Food Products — 1.1%
Darling Ingredients, Inc.(a)	15,191	511,785
Flowers Foods, Inc.	18,707	386,487
Ingredion, Inc.	6,224	856,173
Lancaster Colony Corp.	1,882	325,850
Pilgrim’s Pride Corp.(a)	3,913	177,611
Post Holdings, Inc.(a)	4,594	525,829
		2,783,735
Gas Utilities — 0.9%
New Jersey Resources Corp.	9,471	441,822
ONE Gas, Inc.	5,411	374,712
Southwest Gas Holdings, Inc.	5,845	413,300
Spire, Inc.	5,516	374,150
UGI Corp.	20,505	578,856
		2,182,840
Ground Transportation — 1.9%
Avis Budget Group, Inc.(a)	1,670	134,619
Knight-Swift Transportation Holdings, Inc.	15,462	820,104
Landstar System, Inc.	3,375	580,027
Ryder System, Inc.	4,039	633,558
Saia, Inc.(a)	2,541	1,158,010
XPO, Inc.(a)	11,117	1,457,995
		4,784,313
Health Care Equipment & Supplies — 2.0%
DENTSPLY SIRONA, Inc.	18,986	360,354
Enovis Corp.(a)(b)	5,464	239,760
Envista Holdings Corp.(a)	16,437	317,070
Globus Medical, Inc., Class A(a)	10,967	907,081
Haemonetics Corp.(a)	4,797	374,550
Lantheus Holdings, Inc.(a)	6,640	594,014
LivaNova PLC(a)	5,288	244,887
Masimo Corp.(a)	4,302	711,121
Neogen Corp.(a)(b)	19,267	233,901
Penumbra, Inc.(a)	3,666	870,602
		4,853,340
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	8,871	351,735
Amedisys, Inc.(a)	3,191	289,711
Chemed Corp.	1,431	758,144

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Encompass Health Corp.	9,623	$ 888,684
Ensign Group, Inc. (The)	5,435	722,094
HealthEquity, Inc.(a)	8,447	810,490
Option Care Health, Inc.(a)	16,254	377,093
Tenet Healthcare Corp.(a)	9,083	1,146,547
		5,344,498
Health Care REITs — 0.8%
Healthcare Realty Trust, Inc.	33,848	573,724
Omega Healthcare Investors, Inc.	25,782	975,849
Sabra Health Care REIT, Inc.	22,839	395,571
		1,945,144
Health Care Technology — 0.3%
Doximity, Inc., Class A(a)	12,237	653,333
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	19,714	277,376
Hotels, Restaurants & Leisure — 3.8%
Aramark	25,162	938,794
Boyd Gaming Corp.	6,332	459,323
Choice Hotels International, Inc.(b)	2,134	302,986
Churchill Downs, Inc.	7,019	937,317
Hilton Grand Vacations, Inc.(a)	5,926	230,818
Hyatt Hotels Corp., Class A	4,039	634,042
Light & Wonder, Inc., Class A(a)	8,434	728,529
Marriott Vacations Worldwide Corp.	3,154	283,229
Planet Fitness, Inc., Class A(a)	8,040	794,915
Texas Roadhouse, Inc.	6,372	1,149,700
Travel + Leisure Co.	6,533	329,590
Vail Resorts, Inc.	3,578	670,696
Wendy’s Co. (The)	16,717	272,487
Wingstop, Inc.	2,790	792,918
Wyndham Hotels & Resorts, Inc.	7,430	748,870
		9,274,214
Household Durables — 1.9%
KB Home	6,727	442,099
Taylor Morrison Home Corp., Class A(a)	9,883	604,938
Tempur Sealy International, Inc.	16,586	940,260
Toll Brothers, Inc.	9,644	1,214,662
TopBuild Corp.(a)	2,801	872,063
Whirlpool Corp.	5,267	602,966
		4,676,988
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	5,246	355,259
Industrial REITs — 1.1%
EastGroup Properties, Inc.	4,745	761,525
First Industrial Realty Trust, Inc.	12,641	633,693
Rexford Industrial Realty, Inc.	21,361	825,816
STAG Industrial, Inc.	17,403	588,570
		2,809,604
Insurance — 5.2%
American Financial Group, Inc.	6,894	943,995
Brighthouse Financial, Inc.(a)	5,669	272,339
CNO Financial Group, Inc.	9,774	363,691
Fidelity National Financial, Inc., Class A	24,470	1,373,746
First American Financial Corp.	10,004	624,650
Hanover Insurance Group, Inc. (The)	3,441	532,185
Kemper Corp.	5,750	382,030
Kinsale Capital Group, Inc.(b)	2,113	982,820
Old Republic International Corp.	22,280	806,313
Primerica, Inc.	3,187	865,015
Security	Shares	Value
Insurance (continued)
Reinsurance Group of America, Inc.	6,290	$ 1,343,733
RenaissanceRe Holdings Ltd.	4,961	1,234,346
RLI Corp.	3,983	656,518
Ryan Specialty Holdings, Inc., Class A(b)	9,964	639,290
Selective Insurance Group, Inc.	5,806	542,977
Unum Group	15,532	1,134,302
		12,697,950
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)	25,909	272,304
IT Services — 0.5%
ASGN, Inc.(a)	4,222	351,862
Kyndryl Holdings, Inc.(a)	22,184	767,566
		1,119,428
Leisure Products — 0.4%
Brunswick Corp.	6,302	407,614
Polaris, Inc.	5,113	294,611
YETI Holdings, Inc.(a)	8,273	318,593
		1,020,818
Life Sciences Tools & Services — 2.5%
Avantor, Inc.(a)	65,006	1,369,676
Bio-Rad Laboratories, Inc., Class A(a)	1,839	604,130
Bruker Corp.	10,570	619,613
Illumina, Inc.(a)	15,148	2,024,227
Medpace Holdings, Inc.(a)	2,435	808,980
Repligen Corp.(a)	4,975	716,102
		6,142,728
Machinery — 4.8%
AGCO Corp.	5,917	553,121
Chart Industries, Inc.(a)	4,016	766,413
CNH Industrial NV	83,504	946,100
Crane Co.	4,646	705,031
Donaldson Co., Inc.	11,437	770,282
Esab Corp.	5,427	650,914
Flowserve Corp.	12,547	721,703
Graco, Inc.	16,127	1,359,345
ITT, Inc.	7,784	1,112,178
Lincoln Electric Holdings, Inc.	5,390	1,010,463
Middleby Corp. (The)(a)(b)	5,138	695,942
Oshkosh Corp.	6,215	590,860
Terex Corp.	6,380	294,884
Timken Co. (The)	6,196	442,209
Toro Co. (The)	9,801	785,060
Watts Water Technologies, Inc., Class A	2,615	531,630
		11,936,135
Marine Transportation — 0.2%
Kirby Corp.(a)	5,482	579,996
Media — 0.5%
New York Times Co. (The), Class A	15,585	811,199
Nexstar Media Group, Inc., Class A	2,786	440,105
		1,251,304
Metals & Mining — 2.0%
Alcoa Corp.	24,675	932,222
Cleveland-Cliffs, Inc.(a)	46,233	434,590
Commercial Metals Co.	10,879	539,598
Reliance, Inc.	5,169	1,391,805
Royal Gold, Inc.	6,280	828,018
United States Steel Corp.	21,802	741,050
		4,867,283

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	53,538	$ 979,745
Starwood Property Trust, Inc.	30,931	586,143
		1,565,888
Office REITs — 0.8%
COPT Defense Properties	10,973	339,614
Cousins Properties, Inc.	14,769	452,522
Kilroy Realty Corp.	10,256	414,855
Vornado Realty Trust	16,087	676,298
		1,883,289
Oil, Gas & Consumable Fuels — 0.9%
Antero Midstream Corp.	32,812	495,133
DT Midstream, Inc.	9,280	922,710
HF Sinclair Corp.	15,274	535,354
PBF Energy, Inc., Class A	9,346	248,136
		2,201,333
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	5,971	618,297
Passenger Airlines — 0.4%
American Airlines Group, Inc.(a)	62,763	1,093,959
Personal Care Products — 0.8%
BellRing Brands, Inc.(a)	12,344	929,997
Coty, Inc., Class A(a)	35,825	249,342
elf Beauty, Inc.(a)	5,381	675,584
		1,854,923
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC(a)	5,774	711,068
Professional Services — 1.8%
Concentrix Corp.	4,630	200,340
ExlService Holdings, Inc.(a)	15,366	681,943
Exponent, Inc.	4,848	431,957
FTI Consulting, Inc.(a)(b)	3,425	654,620
Genpact Ltd.	15,496	665,553
Insperity, Inc.	3,446	267,100
ManpowerGroup, Inc.	4,483	258,759
Maximus, Inc.	5,748	429,088
Paylocity Holding Corp.(a)	4,153	828,399
		4,417,759
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(a)	4,531	1,146,977
Residential REITs — 1.1%
American Homes 4 Rent, Class A	30,544	1,142,956
Equity LifeStyle Properties, Inc.	18,172	1,210,255
Independence Realty Trust, Inc.	21,464	425,846
		2,779,057
Retail REITs — 1.1%
Agree Realty Corp.	9,746	686,606
Brixmor Property Group, Inc.	28,850	803,184
Kite Realty Group Trust	20,981	529,560
NNN REIT, Inc.	17,895	731,011
		2,750,361
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(a)	12,477	272,747
Amkor Technology, Inc.	11,054	283,977
Cirrus Logic, Inc.(a)	5,075	505,369
Lattice Semiconductor Corp.(a)	13,178	746,534
MACOM Technology Solutions Holdings, Inc.(a)	5,607	728,405
MKS Instruments, Inc.	6,427	670,915
Onto Innovation, Inc.(a)	4,717	786,182
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	5,431	$ 335,093
Rambus, Inc.(a)	10,179	538,062
Silicon Laboratories, Inc.(a)	3,158	392,287
Synaptics, Inc.(a)	3,866	295,053
Universal Display Corp.	4,216	616,379
		6,171,003
Software — 3.8%
Altair Engineering, Inc., Class A(a)	5,802	633,056
Appfolio, Inc., Class A(a)	2,241	552,900
Aspen Technology, Inc.(a)	2,538	633,561
Blackbaud, Inc.(a)	3,744	276,757
Commvault Systems, Inc.(a)	4,176	630,200
DocuSign, Inc.(a)	19,386	1,743,577
Dolby Laboratories, Inc., Class A	5,793	452,433
Dropbox, Inc., Class A(a)	21,259	638,620
Dynatrace, Inc.(a)	28,509	1,549,464
Manhattan Associates, Inc.(a)	5,833	1,576,310
Qualys, Inc.(a)	3,495	490,069
Teradata Corp.(a)	9,140	284,711
		9,461,658
Specialized REITs — 1.8%
CubeSmart	21,600	925,560
EPR Properties	7,233	320,277
Gaming & Leisure Properties, Inc.	26,207	1,262,129
Lamar Advertising Co., Class A	8,399	1,022,494
National Storage Affiliates Trust	6,836	259,153
PotlatchDeltic Corp.	7,018	275,457
Rayonier, Inc.	12,412	323,953
		4,389,023
Specialty Retail — 4.5%
Abercrombie & Fitch Co., Class A(a)	4,878	729,115
AutoNation, Inc.(a)	2,543	431,903
Burlington Stores, Inc.(a)	6,015	1,714,636
Chewy, Inc., Class A(a)	15,731	526,831
Five Below, Inc.(a)	5,346	561,116
Floor & Decor Holdings, Inc., Class A(a)(b)	10,242	1,021,127
GameStop Corp., Class A(a)	38,808	1,216,243
Gap, Inc. (The)	21,481	507,596
Lithia Motors, Inc., Class A	2,545	909,659
Penske Automotive Group, Inc.	1,814	276,526
RH(a)	1,454	572,280
Valvoline, Inc.(a)	12,308	445,304
Williams-Sonoma, Inc.	12,066	2,234,382
		11,146,718
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A(a)	29,733	1,826,498
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	11,409	240,273
Columbia Sportswear Co.	3,059	256,742
Crocs, Inc.(a)	5,566	609,644
PVH Corp.	5,331	563,753
Skechers U.S.A., Inc., Class A(a)	12,569	845,140
Under Armour, Inc., Class A(a)	18,594	153,958
Under Armour, Inc., Class C, NVS(a)	12,571	93,780
		2,763,290
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	3,672	879,334
Core & Main, Inc., Class A(a)	18,400	936,744
GATX Corp.	3,395	526,089
MSC Industrial Direct Co., Inc., Class A	4,271	319,001

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	3,326	$ 1,576,158
WESCO International, Inc.	4,259	770,709
		5,008,035
Water Utilities — 0.4%
Essential Utilities, Inc.	24,129	876,365
Total Long-Term Investments — 99.8% (Cost: $217,796,121)		246,014,812
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	5,106,256	5,108,809
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	374,167	374,167
Total Short-Term Securities — 2.2% (Cost: $5,481,625)		5,482,976
Total Investments — 102.0% (Cost: $223,277,746)		251,497,788
Liabilities in Excess of Other Assets — (2.0)%		(4,839,827)
Net Assets — 100.0%		$ 246,657,961
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,474,748	$ —	$ (3,367,357)(a)	$ 1,886	$ (468)	$ 5,108,809	5,106,256	$ 18,167(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	258,761	115,406(a)	—	—	—	374,167	374,167	17,919	—
				$ 1,886	$ (468)	$ 5,482,976		$ 36,086	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	1	03/21/25	$ 315	$ (18,552)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 246,014,812	$ —	$ —	$ 246,014,812
Short-Term Securities
Money Market Funds	5,482,976	—	—	5,482,976
	$ 251,497,788	$ —	$ —	$ 251,497,788
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (18,552)	$ —	$ —	$ (18,552)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust